Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	PROSPECTOR FUNDS, INC.
Central Index Key	0001402472
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Prospector Capital Appreciation Fund | No Classes
Risk/Return:
Trading Symbol	PCAFX
Prospector Opportunity Fund | No Classes
Risk/Return:
Trading Symbol	POPFX